Net Financial Income and Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Financial income
Financial income	$ 2,413	$ 1,019		$ 209
Total financial income	2,413	1,019	[1]	209	[1]
Financial costs
Amortization of deferred loan issuance costs	6,822	8,160		14,297
Interest expense on loans	58,548	55,974		44,882
Commitment fees	522	632		674
Other financial costs	395	356		394
Total financial costs	66,287	$ 65,122	[1]	60,247	[1]
Unamortized loan fees written off to profit or loss	$ 900			$ 5,637

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).